Annual Total Returns (Vanguard Mid-Cap Value Index Fund - ETF Shares ETF) (Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Value Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - ETF Shares
Annual Total Return
2012	16.04%
2011	(0.32%)
2010	21.83%
2009	37.75%
2008	(36.53%)
2007	(4.27%)